Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 17, 2018
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Oct. 17, 2018
Document Effective Date	Oct. 17, 2018
Prospectus Date	Oct. 17, 2018
Distillate U.S. Fundamental Stability & Value ETF | Distillate U.S. Fundamental Stability & Value ETF
Prospectus:
Trading Symbol	DSTL